Schedule of trade receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Trade receivables	$ 427,391	$ 3,319,847	$ 9,025,248